Acuity DC Trust - Narrative (Details) - EBP Plans - Master Trust	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
Increase from interest income on investment	$ 1,336,091
Increase from dividend income on investment	15,575,037
Net appreciation in investment	$ 68,577,407